Investment Objectives and Goals	Oct. 23, 2026
Tradr 2X Long FCEL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FCEL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FCEL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of FCEL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long FIX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FIX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FIX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of FIX. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long FRVO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FRVO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FRVO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of FRVO. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long IQMX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IQMX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IQMX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of IQMX. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long NASA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NASA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NASA Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of NASA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long NXT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NXT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NXT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of NXT. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long QTUM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long QTUM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long QTUM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of QTUM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long QXO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long QXO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long QXO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of QXO. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long SANM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SANM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SANM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of SANM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long SATL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SATL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SATL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of SATL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long SECZ Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SECZ Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SECZ Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of SECZ. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long VISN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long VISN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long VISN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of VISN. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short ASTS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ASTS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ASTS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of ASTS. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short IGV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short IGV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short IGV Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the IGV. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short MRVL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short MRVL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short MRVL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of MRVL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short NASA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short NASA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short NASA Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the NASA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short NOW Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2x Short NOW Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short NOW Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of NOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short QTUM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short QTUM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short QTUM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the QTUM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.